OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES, NET
Schedule of Other Receivables, net

Other receivables consisted of the following:

	As of December 31,
	2021	2020
Due from third parties	$4,341	$6,104
Property management fee deposit	1,281	1,252
Total other receivables	$5,622	$7,356